                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
                                              -------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S Squared Technology, LLC
Address:  515 Madison Avenue
          New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seymour L. Goldblatt
Title:    Managing Member
Phone:    212-421-2155

Signature, Place, and Date of Signing:

    /s/ Seymour L. Goldblatt       New York, New York      November 14, 2012
--------------------------------
          [Signature]

S Squared Technology, LLC (SEC File No. 801-63753) and S Squared Capital II Management, LLC (SEC File No. 801-63785) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]  NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:       1

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  $283,585
                                         ----------
                                         (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC

Page 1 of 3
                                   FORM 13F                       (SEC USE ONLY)
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC    September 30, 2012

                                                  Item 4:
                               Item 2:             Fair       Item 5:                              Item 7
                                Title    Item 3:   Market    Shares of                            Managers         Item 8:
Item 1:                          of       CUSIP    Value     Principal          Item 6              See             Voting
Name of Issuer                  class     Number  (x$1000)    Amount     Investment Discretion    Instr. V      Authority (Shares)
-----------------------------  -------  --------- -------- ------------- -----------------------  --------- ------------------------
                                                                                 (b)
                                                                                Shared
                                                                                 -As
                                                                               Defined     (c)
                                                                         (a)  in Instr.  Shared-              (a)       (b)    (c)
                                                                         Sole      V      Other              Sole      Shared  None
-----------------------------  -------  --------- -------- ------------- ---- --------- --------  --------- ---------- ------  -----

ABSOLUTE SOFTWARE CORPORATION   COM     00386B109    9,745 2,093,800  SH              X       01            2,093,800
ACQUITY GROUP LTD               ADR     00489C103    2,421   247,300  SH    X                                 247,300
ALKERMES INC                    COM     G01767105    4,488   216,300  SH              X       01              216,300
ATMEL CORP                      COM     049513104    1,070   203,400  SH              X       01              203,400
CALIX INC                       COM     13100M509    9,384 1,466,200  SH              X       01            1,466,200
CALLIDUS SOFTWARE               COM     13123E500   13,083 2,653,683  SH              X       01            2,653,683
CANADIAN SOLAR INC              COM     136635109      976   350,000  SH    X                                 350,000
CIENA                           COM     171779101    4,320   317,900  SH              X       01              317,900
COGNIZANT TECHNOLOGY SOLUTIONS  COM     192446102    1,335    19,100  SH              X       01               19,100
COMVERSE TECHNOLOGY INC         COM     205862402    5,758   936,300  SH              X       01              936,300
DEMAND MEDIA INC                COM     24802N109    4,822   443,600  SH    X                                 443,600
E2OPEN INC.                     COM     29788A104    1,630   120,000  SH              X       01              120,000
EGAIN COMMUNICATIONS CORP       COM     28225C806      297    65,700  SH    X                                  65,700
ENERNOC Inc                     COM     292764107    6,090   469,200  SH              X       01              469,200
FORTINET INC                    COM     34959E109    1,792    74,300  SH              X       01               74,300
GSE SYSTEMS INC                 COM     36227K106    3,026 1,490,800  SH    X                               1,490,800
GUIDANCE SOFTWARE INC           COM     401692108    4,210   373,900  SH    X                                 373,900
HARMONIC                        COM     413160102    6,178 1,360,851  SH              X       01            1,360,851
INCONTACT INC                   COM     45336E109    4,717   725,700  SH              X       01              725,700
INPHI CORP                      COM     45772F107    6,959   652,800  SH              X       01              652,800
INTER-NAP NETWORK               COM     45885A300   11,206 1,589,500  SH              X       01            1,589,500
INTERSIL HLDG CORP CL A         COM     46069S109    1,691   193,500  SH              X       01              193,500
IXIA                            COM     45071r109    2,915   181,400  SH    X                                 181,400
KENEXA CORP                     COM     488879107   13,712   299,200  SH              X       01              299,200
KEYNOTE SYS INC                 COM     493308100    3,433   237,100  SH    X                                 237,100
KVH INDUSTRIES INC              COM     482738101    2,432   180,300  SH    X                                 180,300
LAM RESEARCH CORP               COM     512807108    3,041    95,700  SH              X       01               95,700
LINEAR TECHNOLOGY CORP          COM     535678106    4,544   142,800  SH              X       01              142,800
LIQUIDITY SERVICES INC.         COM     53635B107    4,604    91,703  SH              X       01               91,703
LOGMEIN INC                     COM     54142L109   13,039   581,300  SH              X       01              581,300
MARVELL TECH GROUP LTD ORD      COM     G5876H105    2,607   284,800  SH              X       01              284,800
COLUMN TOTAL                                       155,525

Page 2 of 3
                                   FORM 13F                       (SEC USE ONLY)
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC    September 30, 2012

                                                  Item 4:
                               Item 2:             Fair       Item 5:                              Item 7
                                Title    Item 3:   Market    Shares of                            Managers         Item 8:
Item 1:                          of       CUSIP    Value     Principal          Item 6              See             Voting
Name of Issuer                  class     Number  (x$1000)    Amount     Investment Discretion    Instr. V      Authority (Shares)
-----------------------------  -------  --------- -------- ------------- -----------------------  --------- ------------------------
                                                                                 (b)
                                                                                Shared
                                                                                 -As
                                                                               Defined     (c)
                                                                         (a)  in Instr.  Shared-              (a)       (b)    (c)
                                                                         Sole      V      Other              Sole      Shared  None
-----------------------------  -------  --------- -------- ------------- ---- --------- --------  --------- ---------- ------  -----

MATTERSIGHT CORPORATION         COM     577097108    4,793   809,625  SH              X       01              809,625
MAXIM INTERGRATED               COM     57772K101    3,325   124,900  SH              X       01              124,900
MICROSTRATEGY INC.              COM     594972408    3,124    23,300  SH              X       01               23,300
MIPS TECHNOLOGIES               COM     604567107    2,956   400,000  SH    X                                 400,000
NEOPHOTONICS CORPORATION        COM     64051T100    3,052   522,600  SH    X                                 522,600
NUANCE COMMUNICATIONS           COM     67020Y100      719    28,900  SH    X                                  28,900
NVIDIA CORP COM                 COM     67066G104    3,526   264,300  SH              X       01              264,300
OCZ TECHNOLOGY CORP             COM     67086E303    1,196   344,593  SH              X       01              344,593
OPLINK COMMUNICATIONS           COM     68375Q106    4,006   242,200  SH    X                                 242,200
PARAMETRIC TECH CORP            COM     699173209    1,267    58,200  SH    X                                  58,200
POWER SOLUTIONS INT'L           COM     74437C101      152    10,000  SH    X                                  10,000
PROGRESS SOFTWARE CORP          COM     743312100    5,095   238,200  SH              X       01              238,200
RADWARE, LTD                    COM     IL0010834    3,602   100,000  SH    X                                 100,000
REAL NETWORKS INC               COM     75605L708   19,608 2,356,749  SH              X       01            2,356,749
REALD INC                       COM     75604L105    5,199   581,500  SH              X       01              581,500
RESVERLOGIX CORP                COM     76128M108    1,055   537,600  SH              X       01              537,600
RESVERLOGIX CORP RESTRICTED SH  COM     76128M108      600   305,500  SH    X                                 305,500
RIVERBED TECHNOLOGY INC         COM     768573107    3,832   164,600  SH              X       01              164,600
RIVERSTONE NETWORKS             COM     769320995        0 3,877,900  SH              X       01            3,877,900
SABA SOFTWARE INC               COM     784932600    1,322   132,300  SH    X                                 132,300
SANDVINE CORP                   COM     800213100    3,358 2,706,100  SH              X       01            2,706,100
SILICON LABORATORIES, INC       COM     826919102    3,687   100,300  SH              X       01              100,300
STAMPS.COM                      COM     852857200    1,891    81,700  SH    X                                  81,700
TELECOMMUNICATIONS SYS CL A     COM     87929J103    1,418   653,398  SH    X                                 653,398
TELENAV INC                     COM     879455103    1,174   196,700  SH    X                                 196,700
THESTREET, INC                  COM     88368Q103    1,625 1,061,968  SH    X                               1,061,968
TIBCO SOFTWARE INC              COM     88632Q103    1,693    56,000  SH              X       01               56,000
TNS INC                         COM     872960109   11,801   789,389  SH              X       01              789,389
Tree.com Inc                    COM     894675107   12,881   822,000  SH              X       01              822,000
UNWIRED PLANET INC              COM     91531F103    6,147 3,201,400  SH              X       01            3,201,400
WEB.COM GROUP INC               COM     94733A104   13,170   733,701  SH              X       01              733,701
WEBMEDIABRANDS INC              COM     94770W100      671   292,886  SH    X                                 292,886
ELOYALTY CORP SERIES B CONV PF  CVPF    290152990      115    22,475  SH    X                                  22,475
OCZ TECHNOLOGY WTS EXP 11/01/1  WNT                      0   267,749  SH    X                                 267,749
RESVERLOGIX CORP WTS 02/25/16   WNT     73128M132        0   152,750  SH    X                                 152,750
WORLD WEB LIMITED WTS SERIES B  WNT                      0    45,400  SH    X                                  45,400
COLUMN TOTAL                                       128,060

Page 3 of 3
S Squared Technology, LLC                                      30-September 2012
Form 13F - Additions

                                                  Item 4:
                               Item 2:             Fair       Item 5:                              Item 7
                                Title    Item 3:   Market    Shares of                            Managers         Item 8:
Item 1:                          of       CUSIP    Value     Principal          Item 6              See             Voting
Name of Issuer                  Class     Number  (x$1000)    Amount     Investment Discretion    Instr. V      Authority (Shares)
-----------------------------  -------  --------- -------- ------------- -----------------------  --------- ------------------------
                                                                                 (b)
                                                                                Shared
                                                                                 -As
                                                                               Defined     (c)
                                                                         (a)  in Instr.  Shared-              (a)       (b)    (c)
                                                                         Sole      V      Other              Sole      Shared  None
-----------------------------  -------  --------- -------- ------------- ---- --------- --------  --------- ---------- ------  -----

NORTEL NETWORKS                 COM     656568508        0         5  SH    X                                        5
TOTAL MARKET VALUE 13F
 ADDITIONS                                               0
TOTAL MARKET VALUE 13F                             283,585
TOTAL MARKET VALUE 13F &
 ADDITIONS                                         283,585